14. OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	R$ 1,704,857	R$ 1,014,980
Other payables, noncurrent	227,328	129,323
Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	1,679,538	534,587
Other payables, noncurrent	24,024	57,599
Payables to related parties
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	35,499	3,097
Other payables, noncurrent	96,629
Payables to related parties | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	308,056	244,828
Other payables, noncurrent	14,501	49,254
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent
Derivative financial instruments | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent
Dividends and interest on capital payable
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	932,005	510,692
Other payables, noncurrent
Dividends and interest on capital payable | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	900,541	2,345
Other payables, noncurrent
Advances from customers
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	137,418	68,521
Other payables, noncurrent
Advances from customers | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	64,416	50,391
Other payables, noncurrent
Taxes in installments
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	20,179	21,551
Other payables, noncurrent	73,934	79,242
Taxes in installments | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	9,756	9,420
Other payables, noncurrent	2,378	1,421
Profit sharing - employees
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	113,219	42,699
Other payables, noncurrent
Profit sharing - employees | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	72,555	26,759
Other payables, noncurrent
Freight provision
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent
Freight provision | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent
Provision for industrial restructuring
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent
Provision for industrial restructuring | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent
Taxes payable
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent	8,631	8,410
Taxes payable | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent	7,145	6,924
Other provision
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	392,612	336,886
Other payables, noncurrent
Other provision | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	275,973	194,619
Other payables, noncurrent
Third party materials in our possession
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	45,915	231
Other payables, noncurrent
Third party materials in our possession | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	45,721
Other payables, noncurrent
Other payables
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	28,010	31,303
Other payables, noncurrent	48,134	41,671
Other payables | Parent Company
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	2,520	6,225
Other payables, noncurrent